Related Party Balances and Transactions - Short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Huang River Investment Limited
Related Party Transaction [Line Items]
Short-term borrowings	¥ 381,785	¥ 3,391